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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of March 31, 2008 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 2.7%
$6,800,000		Canadian Imperial Bank of Commerce, 5.000%, due 04/18/08	$6,799,137
42,000,000		UBS AG, 2.980%, due 02/20/09	42,000,000
		Total Certificates of Deposit
		(Cost $48,799,137)	48,799,137
COMMERCIAL PAPER: 41.2%
23,000,000		ANZ National International Ltd., 3.070%, due 05/21/08	22,901,931
28,000,000		ASB Finance, 2.985%, due 07/15/08	27,756,225
51,000,000		Barton Capital, LLC, 3.050%, due 04/02/08	50,995,679
15,000,000		Cafco, LLC, 3.100%, due 04/01/08	15,000,000
75,000,000		Concord Minutemen Capital Co., LLC, 5.130%, due 04/11/08	74,862,375
74,000,000		Crown Point Capital Co., 5.100%, due 04/16/08	73,901,503
33,261,000		Edison Asset Securitization, LLC, 2.650%, due 08/04/08	33,059,563
50,000,000		General Electric Capital Corp., 2.510%, due 07/14/08	49,637,444
61,168,000	#	Old Line Funding, LLC, 3.200%, due 04/11/08	61,023,872
56,000,000		Park Ave., 3.150%, due 04/07/08	55,795,974
61,922,000		Thunder Bay, 3.140%, due 04/10/08	61,808,900
61,000,000	#	Tulip Funding Corp., 3.130%, due 05/07/08	60,873,060
37,000,000		Variable Funding, 3.110%, due 04/25/08	36,865,102
51,000,000		Windmill Funding, 4.500%, due 04/10/08	50,958,333
58,750,000		Yorktown Capital, LLC, 5.305%, due 04/01/08	58,488,200
		Total Commercial Paper
		(Cost $733,928,161)	733,928,161
CORPORATE BONDS/NOTES: 49.0%
3,500,000	#	Allstate Financial Global Funding, 5.476%, due 06/20/08	3,478,133
5,750,000		Allstate Life Global Funding Trusts, 2.684%, due 08/27/08	5,750,218
14,000,000		American Express Bank FSB, 2.828%, due 10/16/08	13,984,542
3,000,000		American Express Bank FSB, 2.894%, due 11/24/08	2,979,995
11,000,000		American Express Credit Corp., 2.536%, due 08/20/08	11,000,074
4,250,000		American Express Credit Corp., 5.394%, due 05/16/08	4,238,029
34,200,000	#	American General Finance Corp., 2.878%, due 09/12/08	34,202,207
3,250,000	#	American Honda Finance Corp., 3.172%, due 11/07/08	3,247,492
5,100,000	#	American International Group, Inc., 2.599%, due 06/23/08	5,098,713
8,250,000	@@, #	ANZ National International Ltd., 4.447%, due 04/14/08	8,253,512
2,900,000	@@, #	ANZ National International Ltd., 5.302%, due 05/16/08	2,896,443
23,000,000	@@, #, C	Australia & New Zealand Banking Group Ltd., 3.351%, due 03/02/09	23,000,000
7,100,000	@@, #	Banco Santander Totta SA, 2.828%, due 08/15/08	7,100,119
14,000,000		Bank of America NA, 3.208%, due 04/03/09	14,000,000
9,500,000	#	Bank of New York Mellon Corp., 2.714%, due 05/27/08	9,500,000
7,800,000	@@, #	Bank of Scotland PLC, 2.779%, due 08/29/08	7,800,000
15,000,000	@@, #	Bank of Scotland PLC, 3.087%, due 12/01/08	15,042,657
5,500,000		Bank One Corp., 5.384%, due 08/01/08	5,510,736
3,000,000		Bank One Corp., 5.412%, due 06/30/08	2,980,244
12,750,000		Bear Stearns Cos., Inc., 2.758%, due 08/28/08	12,750,000
12,300,000		Bear Stearns Cos., Inc., 2.841%, due 08/05/08	12,300,000
4,000,000		Bear Stearns Cos., Inc., 3.456%, due 04/29/08	4,000,508
19,400,000		Bear Stearns Cos., Inc., 4.550%, due 07/02/08	19,268,897
21,000,000	@@	BNP Paribas, 2.770%, due 06/16/08	21,014,221
14,000,000	@@	BNP Paribas, 4.032%, due 02/13/09	14,000,000
6,000,000		Canadian Imperial Bank of Commerce, 2.599%, due 08/22/08	6,000,464
10,000,000		Citigroup Funding, Inc., 2.360%, due 10/03/08	9,988,275
1,000,000		Citigroup Funding, Inc., 3.256%, due 03/02/09	997,497
5,000,000		Citigroup, Inc., 3.162%, due 05/02/08	4,999,903
8,500,000		Citigroup, Inc., 3.536%, due 02/09/09	8,506,141
22,500,000	@@, #	Commonwealth Bank of Australia, 2.704%, due 12/18/08	22,487,116
20,000,000		Credit Suisse First Boston USA, Inc., 3.120%, due 12/09/08	19,994,130
2,865,000	L	Credit Suisse First Boston USA, Inc., 3.186%, due 06/02/08	2,865,613
4,749,000		Credit Suisse First Boston USA, Inc., 3.296%, due 01/15/09	4,770,133
4,000,000		Credit Suisse First Boston USA, Inc., 5.456%, due 06/01/08	4,006,678
13,000,000	@@, #	Danske Bank A/S, 2.506%, due 08/19/08	12,999,618
35,000,000		Deutsche Bank AG, 2.579%, due 06/19/08	35,001,923
9,000,000	@@	Deutsche Bank AG, 3.058%, due 01/09/09	8,980,643
4,000,000		General Electric Capital Corp., 2.420%, due 01/27/09	3,978,861
22,000,000		Goldman Sachs Group LP, 3.030%, due 04/11/08	22,000,000
7,000,000		Goldman Sachs Group, Inc., 2.639%, due 12/23/08	6,963,315
19,550,000	#	Goldman Sachs Group, Inc., 2.888%, due 09/12/08	19,551,477
5,750,000		Goldman Sachs Group, Inc., 3.406%, due 07/29/08	5,738,562
27,000,000	@@, #	HBOS Treasury Services PLC, 2.669%, due 06/24/08	27,000,000
5,000,000	L	HSBC Finance Corp., 3.236%, due 05/09/08	4,999,337
28,500,000		HSBC Finance Corp., 5.312%, due 06/17/08	28,564,436

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of March 31, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$6,000,000		JPMorgan Chase & Co., 3.162%, due 03/15/09		$6,018,830
2,850,000		Lehman Brothers Holdings, Inc., 4.733%, due 04/02/08		2,849,994
5,700,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08		5,662,610
4,500,000		MBNA Corp., 3.525%, due 05/05/08		4,501,840
2,000,000		Merrill Lynch & Co., Inc., 2.900%, due 06/16/08		1,999,865
42,000,000		Merrill Lynch & Co., Inc., 3.058%, due 08/22/08		41,984,344
7,000,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08		6,993,906
10,000,000		Morgan Stanley, 2.790%, due 09/03/08		10,003,469
8,000,000		Morgan Stanley, 2.850%, due 09/03/08		8,001,944
11,500,000		Morgan Stanley, 3.361%, due 04/25/08		11,500,096
9,900,000		Morgan Stanley, 3.468%, due 05/14/08		9,904,091
4,450,000	C	Morgan Stanley, 5.449%, due 04/01/08		4,450,000
11,500,000		Royal Bank of Canada, 2.305%, due 04/02/08		11,499,996
14,000,000	@@, #	Royal Bank of Scotland Group PLC, 2.609%, due 08/20/08		14,001,332
12,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 2.659%, due 09/19/08		11,991,150
4,900,000	@@, #	Santander U.S. Debt SA Unipersonal, 3.954%, due 10/21/08		4,897,239
15,000,000		SunTrust Bank, 2.901%, due 06/12/08		14,999,162
3,000,000		SunTrust Bank, 4.729%, due 10/15/08		2,988,557
3,000,000		SunTrust Bank, 5.101%, due 06/01/08		3,005,579
14,300,000		Toyota Motor Credit Corp., 2.310%, due 10/20/08		14,253,299
32,500,000		Toyota Motor Credit Corp., 2.340%, due 06/16/08		32,501,587
8,500,000		Wachovia Bank NA, 2.320%, due 10/03/08		8,472,221
2,000,000		Wachovia Bank NA, 2.360%, due 02/23/09		1,988,384
22,000,000		Wachovia Bank NA, 2.645%, due 06/27/08		22,007,843
6,000,000		Wachovia Bank NA - Old, 4.653%, due 01/12/09		6,006,589
4,600,000		Wachovia Corp., 2.728%, due 10/28/08		4,595,347
1,500,000		Wachovia Corp., 3.842%, due 08/15/08		1,498,109
2,252,000		Wachovia Corp., 3.971%, due 02/17/09		2,245,310
34,300,000		Washington Mutual Bank, 3.981%, due 04/18/08		34,298,037
14,000,000	#	Wells Fargo & Co., 2.898%, due 09/12/08		14,002,931
9,500,000	#	Westpac Banking Corp., 2.871%, due 07/11/08		9,501,487
7,800,000		Westpac Banking Corp., 2.999%, due 07/11/08		7,800,000
14,000,000	@@, #	Westpac Banking Corp., 3.278%, due 03/27/09		14,000,000
		Total Corporate Bonds/Notes
		(Cost $874,216,010)		874,216,010
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6%
63,525,000		Federal Home Loan Bank, 2.250%, due 03/13/09		63,530,479
		Total U.S. Government Agency Obligations
		(Cost $63,530,479)		63,530,479
REPURCHASE AGREEMENTS: 3.3%
58,314,000		Deutsche Bank Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $58,317,645 to be received upon repurchase (Collateralized by $84,300,000 various U.S. Government Agency Obligations, Discount Note-5.730%, Market Value plus accrued interest $59,480,514, due 09/12/11-01/22/37)		58,314,000
		Total Repurchase Agreement
		(Cost $58,314,000)		58,314,000
SECURITIES LENDING COLLATERAL: 0.1%
1,006,000		Bank of New York Mellon Corp. Institutional Cash Reserves		1,006,000
		Total Securities Lending Collateral
		(Cost $1,006,000)		1,006,000
		Total Investments in Securities
		(Cost $1,779,793,787)*	99.9%	$1,779,793,787
		Other Assets and Liabilities - Net	0.1	2,564,725
		Net Assets	100.0%	$1,782,358,512

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2008.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	1,778,787,787	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,778,787,787	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008